Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

We have had no program, plan or practice pertaining to the timing of stock option grants to named executive officers coinciding with the release of material non-public information, or MNPI. The Compensation Committee has historically approved grants of options annually each year as part of our annual compensation cycle. The timing of any equity grants to newly-hired employees, or in connection with promotions or other non-routine grants, is generally tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). Any grants to executive officers are approved at meetings of the Compensation Committee or our Board.

In the event an issuer grants stock options or option-like instruments within the period commencing four business days prior to and ending one business day following the filing of a Form 10-K, Form 10-Q or Form 8-K containing material non-public information as required under Item 402(x) of Regulation S-K, Item 402(x) of Regulation S-K requires tabular disclosure of certain information related to such awards.

For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant. The following table sets forth information for certain stock options granted to our named executive officers through fiscal year 2025. There were no grants made to our named executive officers or any employees during the fiscal year ended June 30, 2025.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee has historically approved grants of options annually each year as part of our annual compensation cycle. The timing of any equity grants to newly-hired employees, or in connection with promotions or other non-routine grants, is generally tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). Any grants to executive officers are approved at meetings of the Compensation Committee or our Board.